Inventories	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Inventories
Note 5 - Inventories

	December 31,	December 31,
	2024	2023
	$ thousands	$ thousands

Raw materials	28,549	33,790
Work in progress	697	486
Finished products	30,447	34,535

	59,693	68,811

During the years ended December 31, 2024, 2023 and 2022, the Company recorded inventory write-offs for excess inventory and slow-moving inventory in a total amount of $3,939 thousand, $7,731 thousand and $1,980 thousand, respectively that have been included in Cost of revenues.

As of December 31, 2024, the Company has an outstanding inventory purchase orders with its suppliers in the amount of $45,157 thousand. The commitments are due primarily within one year.